Schedule of operating lease liability (Details)	3 Months Ended
Jun. 30, 2022 USD ($)
Leases
Initial recognition as of April 8, 2022	$ 450,630
Add: Finance cost	7,108
Foreign exchange translation loss	(19,142)
Balance as of June 30, 2022	$ 438,596